TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards
Corporate tax rate	25.00%	24.00%	25.00%
Enterprise and Privileged Enterprise programs, tax-exepmt income	47238
Enterprise and Privileged Enterprise programs, tax liability	7,086
Capital tax loss carryforwards	29513
Valuation allowance	18,295	15,837
Accrued for the payments of penalties and interest	42	40
EZchip Semiconductor and EZchip Technologies [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	2,317
EZchip Inc. [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 8,972
EZchip Inc. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration	2021
EZchip Inc. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration	2032